Subsequent Events	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events

Note 7 — Subsequent Events

The Company has evaluated subsequent events through the filing of this Form 10-Q and has determined that there have been no events that have occurred that would require adjustments to our disclosures in the financial statements.

Note 4 — Subsequent Events

The Company has evaluated subsequent events through March 21, 2011, the date which these financial statements have been issued and have determined that there have not been any events that have occurred that would require adjustments to our disclosures in the audited financial statements.